CONCENTRATION AND RISKS - Schedule of concentration risk of other receivables from related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Concentration and risks
Other receivables	¥ 25,021	¥ 88,367	$ 3,628
Xiaomi Inc | Other Receivables | Credit Risk
Concentration and risks
Other receivables	¥ 25,021	¥ 88,367
Concentration risk, percentage	100.00%	100.00%